Warrants - Warrant activity (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants
Balance at beginning of period (in shares)	268,937	3,336	2,398
Issued (in shares)		619,185	2,504
Exercised (in shares)	(187,388)	(353,581)	(1,459)
Cancelled (in shares)	(34)	(3)	(107)
Balance at end of period (in shares)	81,515	268,937	3,336